EQUITY (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of Capital Units
The following table summarizes our issuances/repurchase of Common Units and general partner units during the nine months ended September 30, 2018:

Date	Number of Common Units Issued/(Repurchased)	Unit Price	Net Proceeds(1)/(Cost) (in thousands of $)	Golar's Ownership after the Offering/Repurchase (2)	Use of Proceeds
January 2018	617,969	$23.15	13,854	31.55%	General partnership purposes
March 2018	(439,672)	$18.18	(8,003)	31.75%	Not applicable
June 2018	(96,100)	$15.31	(1,474)	31.79%	Not applicable
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(1) Includes General Partner's 2% proportionate capital contribution.
(2) Includes Golar's 2% general partner interest in the Partnership.

Schedule of Movement in Capital Units
The following table shows the movement in our number of preferred units, Common Units and general partner ("GP") units during the nine months ended September 30, 2018:

(in units)	Preferred units	Common Units	GP Units
As of December 31, 2017	5,520,000	69,768,261	1,423,843
ATM program issuances	—	617,969	12,548
Unit repurchase program	—	(535,772)	—
As of September 30, 2018	5,520,000	69,850,458	1,436,391